Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Large-Cap Growth Fund benefited from a market environment increasingly characterized by differentiation between companies able to convert innovation into sustainable cash flows and those more exposed to margin pressure, regulatory scrutiny, or normalization of post-pandemic growth rates.
We continue to view the portfolio as deliberately constructed to balance growth opportunity with risk control. The Fund maintains meaningfully higher active share than the benchmark and a materially lower weighted-average market capitalization, reflecting our ongoing preference for differentiated business models and company-specific return drivers rather than benchmark concentration.
Top contributors to performance during the period were NVIDIA, Alphabet, and Canadian Pacific.
NVIDIA continued to benefit from its central role in accelerated computing and artificial intelligence infrastructure, as sustained demand reinforced the company’s exceptional pricing power, operating leverage, and long-term growth visibility. Alphabet contributed as improved capital discipline, continued strength in core search economics, and progress in artificial intelligence monetization drove renewed investor confidence in the durability of its cash-flow generation. Canadian Pacific performed well as operational execution, network efficiency improvements, and disciplined pricing supported steady earnings growth and margin expansion despite a mixed macro backdrop.
Bottom contributors for the period were Mastercard, Microsoft, and Amazon.
Mastercard underperformed as normalization in consumer spending growth and investor sensitivity to valuation tempered returns, despite continued strength in underlying payment volumes. Microsoft detracted amid heightened expectations around artificial intelligence investment returns, which increased scrutiny on near-term margins despite long-term strategic positioning remaining intact. Amazon weighed on results as retail margin volatility and elevated reinvestment levels overshadowed improving fundamentals in AWS and logistics efficiency.
We continue to believe the Large-Cap Growth portfolio is well positioned for a broad range of outcomes, with an emphasis on high-quality businesses capable of compounding value through multiple economic cycles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	29.94	12.71	12.80
Bloomberg US 1000 Total Return Index	21.38	16.95	14.37
Bloomberg US 1000 Growth Total Return Index	25.91	17.21	16.62
Russell 1000 Growth Total Return	30.70	19.27	18.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 182,522,190
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 736,307
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$182,522,190
Number of Holdings	27
Net Advisory Fee	$736,307
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
NVIDIA	10.9%
Microsoft	9.4%
Alphabet, Inc. - Class A	8.6%
Amazon.com	6.9%
CyberArk Software	5.1%
AAON	4.3%
Cadence Design Systems	3.9%
ASML Holding - ADR	3.3%
Vertiv Holdings - Class A	3.3%
Boeing	3.2%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a Shareholder Meeting held November 21, 2025, the Jackson Square Large-Cap Growth Fund’s (the “Fund”) shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund (the “merger”). Effective before the opening of business on December 8, 2025, the merger was completed.

Updated Prospectus Web Address	https://jspartners.com/funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSPJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Large-Cap Growth Fund benefited from a market environment increasingly characterized by differentiation between companies able to convert innovation into sustainable cash flows and those more exposed to margin pressure, regulatory scrutiny, or normalization of post-pandemic growth rates.
We continue to view the portfolio as deliberately constructed to balance growth opportunity with risk control. The Fund maintains meaningfully higher active share than the benchmark and a materially lower weighted-average market capitalization, reflecting our ongoing preference for differentiated business models and company-specific return drivers rather than benchmark concentration.
Top contributors to performance during the period were NVIDIA, Alphabet, and Canadian Pacific.
NVIDIA continued to benefit from its central role in accelerated computing and artificial intelligence infrastructure, as sustained demand reinforced the company’s exceptional pricing power, operating leverage, and long-term growth visibility. Alphabet contributed as improved capital discipline, continued strength in core search economics, and progress in artificial intelligence monetization drove renewed investor confidence in the durability of its cash-flow generation. Canadian Pacific performed well as operational execution, network efficiency improvements, and disciplined pricing supported steady earnings growth and margin expansion despite a mixed macro backdrop.
Bottom contributors for the period were Mastercard, Microsoft, and Amazon.
Mastercard underperformed as normalization in consumer spending growth and investor sensitivity to valuation tempered returns, despite continued strength in underlying payment volumes. Microsoft detracted amid heightened expectations around artificial intelligence investment returns, which increased scrutiny on near-term margins despite long-term strategic positioning remaining intact. Amazon weighed on results as retail margin volatility and elevated reinvestment levels overshadowed improving fundamentals in AWS and logistics efficiency.
We continue to believe the Large-Cap Growth portfolio is well positioned for a broad range of outcomes, with an emphasis on high-quality businesses capable of compounding value through multiple economic cycles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	29.65	12.45	12.53
Bloomberg US 1000 Total Return Index	21.38	16.95	14.37
Bloomberg US 1000 Growth Total Return Index	25.91	17.21	16.62
Russell 1000 Growth Total Return	30.70	19.27	18.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 182,522,190
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 736,307
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$182,522,190
Number of Holdings	27
Net Advisory Fee	$736,307
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
NVIDIA	10.9%
Microsoft	9.4%
Alphabet, Inc. - Class A	8.6%
Amazon.com	6.9%
CyberArk Software	5.1%
AAON	4.3%
Cadence Design Systems	3.9%
ASML Holding - ADR	3.3%
Vertiv Holdings - Class A	3.3%
Boeing	3.2%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a Shareholder Meeting held November 21, 2025, the Jackson Square Large-Cap Growth Fund’s (the “Fund”) shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund (the “merger”). Effective before the opening of business on December 8, 2025, the merger was completed.

Updated Prospectus Web Address	https://jspartners.com/funds/
IS Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	IS Class
Trading Symbol	DPLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Large-Cap Growth Fund benefited from a market environment increasingly characterized by differentiation between companies able to convert innovation into sustainable cash flows and those more exposed to margin pressure, regulatory scrutiny, or normalization of post-pandemic growth rates.
We continue to view the portfolio as deliberately constructed to balance growth opportunity with risk control. The Fund maintains meaningfully higher active share than the benchmark and a materially lower weighted-average market capitalization, reflecting our ongoing preference for differentiated business models and company-specific return drivers rather than benchmark concentration.
Top contributors to performance during the period were NVIDIA, Alphabet, and Canadian Pacific.
NVIDIA continued to benefit from its central role in accelerated computing and artificial intelligence infrastructure, as sustained demand reinforced the company’s exceptional pricing power, operating leverage, and long-term growth visibility. Alphabet contributed as improved capital discipline, continued strength in core search economics, and progress in artificial intelligence monetization drove renewed investor confidence in the durability of its cash-flow generation. Canadian Pacific performed well as operational execution, network efficiency improvements, and disciplined pricing supported steady earnings growth and margin expansion despite a mixed macro backdrop.
Bottom contributors for the period were Mastercard, Microsoft, and Amazon.
Mastercard underperformed as normalization in consumer spending growth and investor sensitivity to valuation tempered returns, despite continued strength in underlying payment volumes. Microsoft detracted amid heightened expectations around artificial intelligence investment returns, which increased scrutiny on near-term margins despite long-term strategic positioning remaining intact. Amazon weighed on results as retail margin volatility and elevated reinvestment levels overshadowed improving fundamentals in AWS and logistics efficiency.
We continue to believe the Large-Cap Growth portfolio is well positioned for a broad range of outcomes, with an emphasis on high-quality businesses capable of compounding value through multiple economic cycles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2016)
IS Class (without sales charge)	30.03	12.80	14.52
Bloomberg US 1000 Total Return Index	21.38	16.95	15.07
Bloomberg US 1000 Growth Total Return Index	25.91	17.21	17.65
Russell 1000 Growth Total Return	30.70	19.27	19.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 182,522,190
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 736,307
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$182,522,190
Number of Holdings	27
Net Advisory Fee	$736,307
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
NVIDIA	10.9%
Microsoft	9.4%
Alphabet, Inc. - Class A	8.6%
Amazon.com	6.9%
CyberArk Software	5.1%
AAON	4.3%
Cadence Design Systems	3.9%
ASML Holding - ADR	3.3%
Vertiv Holdings - Class A	3.3%
Boeing	3.2%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a Shareholder Meeting held November 21, 2025, the Jackson Square Large-Cap Growth Fund’s (the “Fund”) shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund (the “merger”). Effective before the opening of business on December 8, 2025, the merger was completed.

Updated Prospectus Web Address	https://jspartners.com/funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The SMID-Cap Growth Fund operated against a backdrop of continued dispersion within small- and mid-capitalization equities, where company-specific execution increasingly outweighed macro considerations.
Following portfolio construction enhancements implemented in prior years, idiosyncratic risk remains the primary driver of returns, consistent with our historical objectives for the strategy.
Top contributors during the period were Medpace, AAON, and Axcelis.
Medpace delivered strong performance as demand for outsourced clinical trial services remained robust, supported by disciplined cost management and expanding backlog visibility. AAON benefited from continued strength in energy-efficient HVAC demand, pricing power, and operational execution, reinforcing its position as a high-quality industrial growth compounder. Axcelis contributed meaningfully as long-term semiconductor equipment demand, particularly in power devices, supported revenue growth and margin expansion despite broader cyclicality concerns.
Bottom contributors for the period were Stevanato Group, Align Technology, and SBA Communications.
Stevanato Group underperformed as near-term volume variability and customer inventory adjustments weighed on sentiment, despite long-term demand drivers in pharmaceutical packaging remaining intact. Align Technology detracted amid uneven recovery trends and competitive dynamics, as market expectations adjusted for a slower normalization in orthodontic demand. SBA Communications lagged as elevated interest-rate sensitivity and capital structure concerns weighed on tower operators, despite stable underlying leasing fundamentals.
We remain constructive on the opportunity set within SMID-cap equities and believe the portfolio is positioned to benefit as fundamental growth and valuation discipline reassert themselves over time.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/16/2016)
Institutional Class (without sales charge)	9.60	-3.41	6.24
Bloomberg US 1000 Total Return Index	21.38	16.95	15.25
Bloomberg US 2500 Growth Total Return Index	14.60	9.40	11.10
Russell 2500 Growth Total Return	15.78	8.05	11.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 72,369,643
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 763,892
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,369,643
Number of Holdings	26
Net Advisory Fee	$763,892
Portfolio Turnover	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
Exact Sciences	6.9%
MongoDB	6.4%
HubSpot	5.7%
AAON	5.5%
Global-e Online	5.1%
Shift4 Payments - Class A	4.7%
Samsara	4.6%
Snowflake	4.4%
AppLovin - Class A	4.3%
API Group	4.1%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 13, 2025, Ian Ferry resigned as co-portfolio manager of the Fund leaving Kenneth Broad as the sole portfolio manager.
At a Shareholder Meeting held October 24, 2025, the Fund’s shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the
Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund shares (the “merger”). Effective before the opening of business on November 3, 2025, the merger was completed.

Updated Prospectus Web Address	https://jspartners.com/funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.22%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The SMID-Cap Growth Fund operated against a backdrop of continued dispersion within small- and mid-capitalization equities, where company-specific execution increasingly outweighed macro considerations.
Following portfolio construction enhancements implemented in prior years, idiosyncratic risk remains the primary driver of returns, consistent with our historical objectives for the strategy.
Top contributors during the period were Medpace, AAON, and Axcelis.
Medpace delivered strong performance as demand for outsourced clinical trial services remained robust, supported by disciplined cost management and expanding backlog visibility. AAON benefited from continued strength in energy-efficient HVAC demand, pricing power, and operational execution, reinforcing its position as a high-quality industrial growth compounder. Axcelis contributed meaningfully as long-term semiconductor equipment demand, particularly in power devices, supported revenue growth and margin expansion despite broader cyclicality concerns.
Bottom contributors for the period were Stevanato Group, Align Technology, and SBA Communications.
Stevanato Group underperformed as near-term volume variability and customer inventory adjustments weighed on sentiment, despite long-term demand drivers in pharmaceutical packaging remaining intact. Align Technology detracted amid uneven recovery trends and competitive dynamics, as market expectations adjusted for a slower normalization in orthodontic demand. SBA Communications lagged as elevated interest-rate sensitivity and capital structure concerns weighed on tower operators, despite stable underlying leasing fundamentals.
We remain constructive on the opportunity set within SMID-cap equities and believe the portfolio is positioned to benefit as fundamental growth and valuation discipline reassert themselves over time.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/19/2016)
Investor Class (without sales charge)	9.39	-3.65	5.95
Bloomberg US 1000 Total Return Index	21.38	16.95	15.26
Bloomberg US 2500 Growth Total Return Index	14.60	9.40	11.06
Russell 2500 Growth Total Return	15.78	8.05	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 72,369,643
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 763,892
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,369,643
Number of Holdings	26
Net Advisory Fee	$763,892
Portfolio Turnover	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
Exact Sciences	6.9%
MongoDB	6.4%
HubSpot	5.7%
AAON	5.5%
Global-e Online	5.1%
Shift4 Payments - Class A	4.7%
Samsara	4.6%
Snowflake	4.4%
AppLovin - Class A	4.3%
API Group	4.1%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 13, 2025, Ian Ferry resigned as co-portfolio manager of the Fund leaving Kenneth Broad as the sole portfolio manager.
At a Shareholder Meeting held October 24, 2025, the Fund’s shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the
Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund shares (the “merger”). Effective before the opening of business on November 3, 2025, the merger was completed.

Updated Prospectus Web Address	https://jspartners.com/funds/
IS Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	IS Class
Trading Symbol	DCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The SMID-Cap Growth Fund operated against a backdrop of continued dispersion within small- and mid-capitalization equities, where company-specific execution increasingly outweighed macro considerations.
Following portfolio construction enhancements implemented in prior years, idiosyncratic risk remains the primary driver of returns, consistent with our historical objectives for the strategy.
Top contributors during the period were Medpace, AAON, and Axcelis.
Medpace delivered strong performance as demand for outsourced clinical trial services remained robust, supported by disciplined cost management and expanding backlog visibility. AAON benefited from continued strength in energy-efficient HVAC demand, pricing power, and operational execution, reinforcing its position as a high-quality industrial growth compounder. Axcelis contributed meaningfully as long-term semiconductor equipment demand, particularly in power devices, supported revenue growth and margin expansion despite broader cyclicality concerns.
Bottom contributors for the period were Stevanato Group, Align Technology, and SBA Communications.
Stevanato Group underperformed as near-term volume variability and customer inventory adjustments weighed on sentiment, despite long-term demand drivers in pharmaceutical packaging remaining intact. Align Technology detracted amid uneven recovery trends and competitive dynamics, as market expectations adjusted for a slower normalization in orthodontic demand. SBA Communications lagged as elevated interest-rate sensitivity and capital structure concerns weighed on tower operators, despite stable underlying leasing fundamentals.
We remain constructive on the opportunity set within SMID-cap equities and believe the portfolio is positioned to benefit as fundamental growth and valuation discipline reassert themselves over time.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
IS Class (without sales charge)	9.74	-3.31	6.65
Bloomberg US 1000 Total Return Index	21.38	16.95	14.37
Bloomberg US 2500 Growth Total Return Index	14.60	9.40	10.69
Russell 2500 Growth Total Return	15.78	8.05	10.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 72,369,643
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 763,892
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,369,643
Number of Holdings	26
Net Advisory Fee	$763,892
Portfolio Turnover	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
Exact Sciences	6.9%
MongoDB	6.4%
HubSpot	5.7%
AAON	5.5%
Global-e Online	5.1%
Shift4 Payments - Class A	4.7%
Samsara	4.6%
Snowflake	4.4%
AppLovin - Class A	4.3%
API Group	4.1%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 13, 2025, Ian Ferry resigned as co-portfolio manager of the Fund leaving Kenneth Broad as the sole portfolio manager.
At a Shareholder Meeting held October 24, 2025, the Fund’s shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the
Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund shares (the “merger”). Effective before the opening of business on November 3, 2025, the merger was completed.

Updated Prospectus Web Address	https://jspartners.com/funds/